Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Changes in Property, Plant and Equipment
The changes in property, plant and equipment during the fiscal years ended on December 31, 2021 and 2020 are as follows:

Item	12/31/2021
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers (1)	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	Exchange differences	For the fiscal year	At the end

Cost
Real property	45,999,203	50	298,506	87,401	1,718,510		3,767,066	98,265	11,052		963,435	4,817,714	43,111,104
Furniture and facilities	5,994,054	10	194,542	2,009	425,264	(136)	2,696,998	133	995	(112)	561,272	3,257,296	3,354,419
Machinery and equipment	8,289,825	5	638,911	30,785	506,709	(770)	5,215,130	(704)	4,624	(504)	1,283,050	6,492,348	2,911,542
Vehicles	1,287,553	5	128,433	82,915	3,217		1,053,829	179	73,018		114,737	1,095,727	240,561
Other	1,330	3	315	414		(338)	615		414	(181)	406	426	467
Work in progress	1,265,673		2,203,736		(1,883,204)								1,586,205
Right of use real property	3,133,674	5	654,427	24,431	16,058	(4,458)	1,359,794	730	20,657	(1,349)	768,827	2,107,345	1,667,925

Total property, plant and equipment	65,971,312		4,118,870	227,955	786,554	(5,702)	14,093,432	98,603	110,760	(2,146)	3,691,727	17,770,856	52,872,223

Item	12/31/2020
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	Exchange differences	For the fiscal year	At the end

Cost
Real property	45,013,754	50	290,329		695,120		2,852,796	(18,360)			932,630	3,767,066	42,232,137
Furniture and facilities	5,558,958	10	130,920	26,331	334,770	(4,263)	2,166,229	212	23,751	(4,107)	558,415	2,696,998	3,297,056
Machinery and equipment	7,338,380	5	750,483	202	201,180	(16)	3,900,756	143	1,088	(181)	1,315,500	5,215,130	3,074,695
Vehicles	1,264,858	5	122,035	98,648		(692)	1,033,050		92,144	(692)	113,615	1,053,829	233,724
Other	4,026	3	36	2,333		(399)	3,998		2,910	(505)	32	615	715
Work in progress	1,795,021		699,567		(1,228,915)								1,265,673
Right of use real property	2,513,628	5	795,515	174,456		(1,013)	622,409		48,951	(1,858)	788,194	1,359,794	1,773,880

Total property, plant and equipment	63,488,625		2,788,885	301,970	2,155	(6,383)	10,579,238	(18,005)	168,844	(7,343)	3,708,386	14,093,432	51,877,880

(1)	During the fiscal year 2021, under this item transfers were made to non-current assets held for sale.